UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 29

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Annual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 29, 2016

Eaton Vance

Focused Growth Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. investors endured a roller coaster ride during the 12 months ended February 29, 2016. In the spring and into the summer of 2015, the S&P 500 Index,2 a broad measure of the U.S. equity market, climbed to record-high closing levels, only to decline sharply in August 2015. U.S. stocks fell again in January and early February 2016, followed by another market rise in the final weeks of the period. By period- end, the S&P 500 Index was in negative territory for the trailing 12 months.

Events overseas were largely responsible for the volatility in U.S. stocks during the period. Slowing growth in China, the world’s second-largest economy, weighed heavily on many U.S. firms doing business in emerging markets and on global equities in general. Falling prices for oil and other commodities, driven by both increased supply and weakening global demand, were a boon to consumers, but negatively impacted the stock prices of many energy firms.

Ongoing uncertainty about when the U.S. Federal Reserve (the Fed) would raise interest rates also contributed to market volatility during the period. The Fed finally announced a modest rate hike in December 2015. In addition, a strengthening U.S. dollar during the period posed another headwind for U.S. companies competing in global markets, making their exports more expensive and decreasing the dollar value of their overseas revenues.

In the final months of the 12-month period, growing concerns about elevated stock valuations and slowing economic growth put further downward pressure on U.S. equities. On the positive side, however, the U.S. unemployment rate fell below 5.0% for the first time since 2008, while consumer spending remained strong.

For the 12-month period as a whole, the S&P 500 Index returned –6.19%, while the blue chip Dow Jones Industrial Average and the technology-laden NASDAQ Composite Index lost 6.55% and 7.07%, respectively. Large-cap U.S. stocks (as measured by the Russell 1000® Index) outperformed their small-cap counterparts (as measured by the Russell 2000® Index) for the period. Growth stocks as a group outperformed value stocks in the large-cap category, but underperformed in the small-cap category.

Fund Performance

For the 12-month period ended February 29, 2016, Eaton Vance Focused Growth Opportunities Fund (the Fund) had a total return of –9.61% for Class A shares at net asset value (NAV), underperforming the Fund’s benchmark, the Russell 1000® Growth Index (the Index), which returned –5.05% for the same period.

Stock selection in the financials, health care, consumer staples and industrials sectors detracted from the Fund’s relative performance versus the Index for the period. In the financials sector, the Fund’s out-of-Index holding in Swiss bank Credit Suisse Group AG negatively impacted relative Fund performance versus the Index, as the stock declined sharply amid a lack of near-term results from the bank’s restructuring strategy. The bank’s exposure to poor-performing emerging- market and energy industry debt also weighed on its stock price during the period. In the health care sector, the Fund’s overweight positions versus the Index in three biotech stocks — Biogen Inc., Gilead Sciences, Inc. and AbbVie, Inc. — hurt relative Fund performance versus the Index, with all three stocks losing value after the potential for government regulation of drug pricing became front-page news in the latter half of the period. In the consumer staples sector, the Fund’s overweight position versus the Index in Keurig Green Mountain, Inc., a maker of single-cup coffee brewers, detracted from relative Fund performance. The stock performed poorly amid slowing sales of its brewing machines and a lackluster consumer response to some of its new products. By period-end, Credit Suisse Group, Biogen, AbbVie and Keurig Green Mountain had all been sold out of the Fund.

On the positive side, both stock selection and an overweight position versus the Index in the consumer discretionary sector contributed to relative Fund performance versus the Index. Within the sector, the Fund’s overweight position in online retailer Amazon.com, Inc. boosted relative Fund performance versus the Index. The stock rose sharply in response to Amazon’s accelerating growth and profitability during the period, along with greater disclosure of the financial and operating details of its web services cloud computing business. Also in consumer discretionary, the Fund’s overweight positions in online travel firm Priceline Group, Inc. and budget retailer Dollar General Corp. aided relative Fund performance versus the Index. Priceline’s European business accelerated during the period, defying consensus expectations that Europe’s slowing economy would hurt the company’s sales on that continent. Dollar General’s earnings appeared to benefit from lower gas prices and improving U.S. employment during the period, both of which helped lift spending by the firm’s core customers. Finally, the Fund’s underweight position in the energy sector, which was the worst-performing Index sector for the period, contributed to relative Fund performance. Stocks across the sector were hurt by a global supply/demand imbalance that led to falling oil and natural gas prices during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	–9.61%	—	8.89%
Class A with 5.75% Maximum Sales Charge	—	—	–14.79	—	7.60
Class C at NAV	03/07/2011	03/07/2011	–10.27	—	8.06
Class C with 1% Maximum Sales Charge	—	—	–11.16	—	8.06
Class I at NAV	03/07/2011	03/07/2011	–9.42	—	9.16
Russell 1000® Growth Index	—	—	–5.05%	10.94%	11.25%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.39%	2.12%	1.14%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$14,718	N.A.
Class I	$250,000	03/07/2011	$386,955	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class C	6.6%
Facebook, Inc., Class A	5.6
Amazon.com, Inc.	4.7
Lowe’s Cos., Inc.	4.2
Apple, Inc.	4.0
Visa, Inc., Class A	3.3
Medtronic PLC	3.2
Charles Schwab Corp. (The)	3.1
Walt Disney Co. (The)	3.0
Johnson & Johnson	2.9
Total	40.6%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization- weighted index of all domestic and international securities listed on NASDAQ. Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/16. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$949.30	$5.09	**	1.05%
Class C	$1,000.00	$946.30	$8.71	**	1.80%
Class I	$1,000.00	$950.40	$3.88	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27	**	1.05%
Class C	$1,000.00	$1,015.90	$9.02	**	1.80%
Class I	$1,000.00	$1,020.90	$4.02	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Portfolio of Investments

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 2.7%
Raytheon Co.	38,918	$4,819,994

		$4,819,994

Beverages — 2.3%
Constellation Brands, Inc., Class A	28,011	$3,961,596

		$3,961,596

Biotechnology — 5.8%
Celgene Corp.(1)	32,022	$3,228,778
Gilead Sciences, Inc.	56,333	4,915,054
Vertex Pharmaceuticals, Inc.(1)	23,970	2,049,196

		$10,193,028

Building Products — 2.8%
Fortune Brands Home & Security, Inc.	98,181	$4,930,650

		$4,930,650

Capital Markets — 3.1%
Charles Schwab Corp. (The)	216,077	$5,412,729

		$5,412,729

Commercial Services & Supplies — 1.8%
Tyco International PLC	89,372	$3,144,107

		$3,144,107

Communications Equipment — 2.4%
Palo Alto Networks, Inc.(1)	28,926	$4,188,195

		$4,188,195

Food & Staples Retailing — 1.6%
Sprouts Farmers Market, Inc.(1)	97,240	$2,769,395

		$2,769,395

Food Products — 3.8%
Blue Buffalo Pet Products, Inc.(1)	170,244	$3,115,465
Mondelez International, Inc., Class A	87,912	3,563,073

		$6,678,538

Health Care Equipment & Supplies — 3.2%
Medtronic PLC	72,202	$5,587,713

		$5,587,713

Security	Shares	Value

Household Durables — 2.2%
Newell Rubbermaid, Inc.	103,027	$3,916,056

		$3,916,056

Internet & Catalog Retail — 7.4%
Amazon.com, Inc.(1)	14,829	$8,193,319
Priceline Group, Inc. (The)(1)	3,717	4,702,786

		$12,896,105

Internet Software & Services — 15.4%
Alphabet, Inc., Class C(1)	16,707	$11,657,643
Facebook, Inc., Class A(1)	92,414	9,880,905
GrubHub, Inc.(1)	106,690	2,511,482
Twitter, Inc.(1)	167,539	3,035,807

		$27,085,837

IT Services — 3.3%
Visa, Inc., Class A	80,773	$5,847,157

		$5,847,157

Machinery — 2.8%
Toro Co. (The)	32,826	$2,616,232
WABCO Holdings, Inc.(1)	24,884	2,346,561

		$4,962,793

Media — 3.0%
Walt Disney Co. (The)	54,259	$5,182,820

		$5,182,820

Multiline Retail — 1.8%
Dollar General Corp.	41,960	$3,115,530

		$3,115,530

Oil, Gas & Consumable Fuels — 1.5%
Devon Energy Corp.	130,092	$2,560,211

		$2,560,211

Personal Products — 2.3%
Estee Lauder Cos., Inc. (The), Class A	44,134	$4,030,758

		$4,030,758

Pharmaceuticals — 8.2%
Allergan PLC(1)	15,263	$4,427,949
Bristol-Myers Squibb Co.	79,983	4,953,347

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	47,832	$5,032,405

		$14,413,701

Road & Rail — 1.7%
Union Pacific Corp.	36,930	$2,912,300

		$2,912,300

Semiconductors & Semiconductor Equipment — 3.8%
Broadcom, Ltd.	20,069	$2,688,644
NXP Semiconductors NV(1)	56,321	4,012,308

		$6,700,952

Software — 3.4%
salesforce.com, inc.(1)	50,034	$3,389,804
Tableau Software, Inc., Class A(1)	57,545	2,626,929

		$6,016,733

Specialty Retail — 4.2%
Lowe’s Cos., Inc.	109,522	$7,396,021

		$7,396,021

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	72,926	$7,051,215

		$7,051,215

Textiles, Apparel & Luxury Goods — 2.4%
Hanesbrands, Inc.	145,745	$4,152,275

		$4,152,275

Tobacco — 2.2%
Philip Morris International, Inc.	42,428	$3,862,221

		$3,862,221

Total Common Stocks (identified cost $172,270,233)		$173,788,630

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.45%(2)	$1,283	$1,282,514

Total Short-Term Investments (identified cost $1,282,514)		$1,282,514

Total Investments — 99.8% (identified cost $173,552,747)		$175,071,144

Other Assets, Less Liabilities — 0.2%		$353,445

Net Assets — 100.0%		$175,424,589

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Statement of Assets and Liabilities

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $172,270,233)	$173,788,630
Affiliated investment, at value (identified cost, $1,282,514)	1,282,514
Dividends receivable	128,829
Interest receivable from affiliated investment	1,434
Receivable for investments sold	263,946
Receivable for Fund shares sold	613,909
Receivable from affiliate	30,687
Total assets	$176,109,949

Liabilities
Payable for Fund shares redeemed	$499,042
Payable to affiliates:
Investment adviser and administration fee	103,289
Distribution and service fees	15,000
Accrued expenses	68,029
Total liabilities	$685,360
Net Assets	$175,424,589

Sources of Net Assets
Paid-in capital	$185,964,579
Accumulated net realized loss	(12,018,666)
Accumulated net investment loss	(39,721)
Net unrealized appreciation	1,518,397
Total	$175,424,589

Class A Shares
Net Assets	$32,921,205
Shares Outstanding	2,311,760
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.24
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.11

Class C Shares
Net Assets	$11,206,606
Shares Outstanding	815,297
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.75

Class I Shares
Net Assets	$131,296,778
Shares Outstanding	9,133,879
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Statement of Operations

Investment Income	Year Ended February 29, 2016
Dividends	$1,140,962
Interest allocated from affiliated investment	12,448
Expenses allocated from affiliated investment	(689)
Total investment income	$1,152,721

Expenses
Investment adviser and administration fee	$990,280
Distribution and service fees
Class A	62,764
Class C	74,417
Trustees’ fees and expenses	8,700
Custodian fee	53,827
Transfer and dividend disbursing agent fees	66,565
Legal and accounting services	41,606
Printing and postage	17,746
Registration fees	66,388
Miscellaneous	15,886
Total expenses	$1,398,179
Deduct —
Allocation of expenses to affiliate	$203,646
Total expense reductions	$203,646

Net expenses	$1,194,533

Net investment loss	$(41,812)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(10,618,144	)(1)
Investment transactions allocated from affiliated investment	9
Net realized loss	$(10,618,135)
Change in unrealized appreciation (depreciation) —
Investments	$(8,085,257)
Net change in unrealized appreciation (depreciation)	$(8,085,257)

Net realized and unrealized loss	$(18,703,392)

Net decrease in net assets from operations	$(18,745,204)

(1)	Includes $1,218,104 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 29, 2016		Year Ended February 28, 2015
From operations —
Net investment loss	$(41,812)		$(8,123)
Net realized gain (loss) from investment and foreign currency transactions	(10,618,135	)(1)	2,263,668
Net change in unrealized appreciation (depreciation) from investments	(8,085,257)		4,799,578
Net increase (decrease) in net assets from operations	$(18,745,204)		$7,055,123
Distributions to shareholders —
From net realized gain
Class A	$(190,208)		$(72,308)
Class C	(54,052)		(31,093)
Class I	(814,181)		(1,447,620)
Total distributions to shareholders	$(1,058,441)		$(1,551,021)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$38,486,482		$5,653,987
Class C	11,906,065		1,799,542
Class I	125,491,381		35,347,550
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	186,703		72,308
Class C	50,719		31,093
Class I	273,190		174,461
Cost of shares redeemed
Class A	(9,293,466)		(446,902)
Class C	(1,562,491)		(201,688)
Class I	(36,986,170)		(3,404,902)
Net increase in net assets from Fund share transactions	$128,552,413		$39,025,449

Net increase in net assets	$108,748,768		$44,529,551

Net Assets
At beginning of year	$66,675,821		$22,146,270
At end of year	$175,424,589		$66,675,821

Accumulated net investment loss included in net assets
At end of year	$(39,721)		$(5,012)

(1)	Includes $1,218,104 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Financial Highlights

	Class A
	Year Ended February 29, 2016	Year Ended February 28,				Period Ended February 29, 2012(1)
		2015	2014	2013
Net asset value — Beginning of period	$15.950	$14.100	$10.890	$9.900		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.026)	$(0.037)	$(0.014)	$0.008		$(0.019)
Net realized and unrealized gain (loss)	(1.485)	2.420	3.529	0.985		(0.081)

Total income (loss) from operations	$(1.511)	$2.383	$3.515	$0.993		$(0.100)

Less Distributions
From net investment income	$—	$—	$—	$(0.003)		$—
From net realized gain	(0.199)	(0.533)	(0.305)	—		—
Tax return of capital	—	—	—	(0.000	)(3)	—

Total distributions	$(0.199)	$(0.533)	$(0.305)	$(0.003)		$—

Net asset value — End of period	$14.240	$15.950	$14.100	$10.890		$9.900

Total Return(4)	(9.61)%	17.21%	32.49%	10.03%		(1.00	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,921	$7,052	$1,240	$602		$115
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.05%	1.09%	1.25%	1.25%		1.25	%(7)
Net investment income (loss)	(0.17)%	(0.25)%	(0.11)%	0.08%		(0.21	)%(7)
Portfolio Turnover	87%	69%	66%	141%		118	%(5)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15%, 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the year ended February 29, 2016, years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent these reimbursements, total return would be lower.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Financial Highlights — continued

	Class C
	Year Ended February 29, 2016	Year Ended February 28,			Period Ended February 29, 2012(1)
		2015	2014	2013
Net asset value — Beginning of period	$15.520	$13.840	$10.730	$9.820	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.134)	$(0.143)	$(0.111)	$(0.074)	$(0.092)
Net realized and unrealized gain (loss)	(1.437)	2.356	3.467	0.984	(0.088)

Total income (loss) from operations	$(1.571)	$2.213	$3.356	$0.910	$(0.180)

Less Distributions
From net realized gain	$(0.199)	$(0.533)	$(0.246)	$—	$—

Total distributions	$(0.199)	$(0.533)	$(0.246)	$—	$—

Net asset value — End of period	$13.750	$15.520	$13.840	$10.730	$9.820

Total Return(3)	(10.27)%	16.30%	31.45%	9.27%	(1.80	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,207	$2,073	$304	$72	$26
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.80%	1.82%	2.00%	2.00%	2.00	%(6)
Net investment loss	(0.91)%	(0.98)%	(0.89)%	(0.73)%	(1.02	)%(6)
Portfolio Turnover	87%	69%	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15%, 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the year ended February 29, 2016, years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Financial Highlights — continued

	Class I
	Year Ended February 29, 2016	Year Ended February 28,			Period Ended February 29, 2012(1)
		2015	2014	2013
Net asset value — Beginning of period	$16.060	$14.160	$10.930	$9.920	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.011	$0.002	$0.019	$0.012	$0.002
Net realized and unrealized gain (loss)	(1.502)	2.431	3.538	1.019	(0.081)

Total income (loss) from operations	$(1.491)	$2.433	$3.557	$1.031	$(0.079)

Less Distributions
From net investment income	$—	$—	$(0.022)	$(0.019)	$(0.001)
From net realized gain	(0.199)	(0.533)	(0.305)	—	—
Tax return of capital	—	—	—	(0.002)	—

Total distributions	$(0.199)	$(0.533)	$(0.327)	$(0.021)	$(0.001)

Net asset value — End of period	$14.370	$16.060	$14.160	$10.930	$9.920

Total Return(3)	(9.42)%	17.50%	32.77%	10.40%	(0.78	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$131,297	$57,551	$20,603	$12,975	$25,715
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.80%	0.84%	1.00%	1.00%	1.00	%(6)
Net investment income	0.07%	0.01%	0.15%	0.12%	0.02	%(6)
Portfolio Turnover	87%	69%	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.15%, 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the year ended February 29, 2016, years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 29, 2016 and February 28, 2015 was as follows:

	Year Ended February 29, 2016	Year Ended February 28, 2015

Distributions declared from:
Ordinary income	$—	$432,083
Long-term capital gains	$1,058,441	$1,118,938

During the year ended February 29, 2016, accumulated net realized loss was increased by $1,213,108, accumulated net investment loss was decreased by $7,103 and paid-in capital was increased by $1,206,005 due to differences between book and tax accounting, primarily for net operating losses, investments in partnerships and redemptions in-kind. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 29, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Deferred capital losses	$(10,897,851)
Late year ordinary losses	$(39,721)
Net unrealized appreciation	$397,582

16

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

At February 29, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $10,897,851, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 29, 2016, $10,897,851 are short-term.

Additionally, at February 29, 2016, the Fund had a late year ordinary loss of $39,721 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$174,673,562

Gross unrealized appreciation	$10,846,759
Gross unrealized depreciation	(10,449,177)

Net unrealized appreciation	$397,582

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 29, 2016, the investment adviser and administration fee amounted to $990,280 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2016. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $203,646 of the Fund’s operating expenses for the year ended February 29, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 29, 2016, EVM earned $2,111 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $42,651 as its portion of the sales charge on sales of Class A shares for the year ended February 29, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 29, 2016 amounted to $62,764 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 29, 2016, the Fund paid or accrued to EVD $55,853 for Class C shares.

17

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 29, 2016 amounted to $18,564 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 29, 2016, the Fund was informed that EVD received approximately $200 paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $240,542,215 and $111,688,674, respectively, for the year ended February 29, 2016. Included in sales is $4,005,922 representing the value of securities delivered in payment of redemptions in-kind.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended February 29, 2016	Year Ended February 28, 2015

Sales	2,475,090	379,650
Issued to shareholders electing to receive payments of distributions in Fund shares	11,662	4,872
Redemptions	(617,094)	(30,318)

Net increase	1,869,658	354,204

Class C	Year Ended February 29, 2016	Year Ended February 28, 2015

Sales	786,461	123,715
Issued to shareholders electing to receive payments of distributions in Fund shares	3,262	2,151
Redemptions	(108,025)	(14,212)

Net increase	681,698	111,654

Class I	Year Ended February 29, 2016	Year Ended February 28, 2015

Sales	7,953,675	2,345,940
Issued to shareholders electing to receive payments of distributions in Fund shares	16,936	11,683
Redemptions	(2,420,236)	(228,924)

Net increase	5,550,375	2,128,699

At February 29, 2016, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 22.2% of the value of the outstanding shares of the Fund.

18

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 29, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$173,788,630	*	$—	$—	$173,788,630
Short-Term Investments	—		1,282,514	—	1,282,514

Total Investments	$173,788,630		$1,282,514	$—	$175,071,144

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 29, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Growth Opportunities Fund as of February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2016

20

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

21

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Vice-Chairperson of the Board and Trustee	2016 (Vice-Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairperson of the Board and Trustee	2007 (Chairperson) and 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

23

Eaton Vance

Focused Growth Opportunities Fund

February 29, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300 2.29.16

Eaton Vance

Focused Value Opportunities Fund

Annual Report

February 29, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 29, 2016

Eaton Vance

Focused Value Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. investors endured a roller coaster ride during the 12 months ended February 29, 2016. In the spring and into the summer of 2015, the S&P 500 Index,2 a broad measure of the U.S. equity market, climbed to record-high closing levels, only to decline sharply in August 2015. U.S. stocks fell again in January and early February 2016, followed by another market rise in the final weeks of the period. By period-end, the S&P 500 Index was in negative territory for the trailing 12 months.

Events overseas were largely responsible for the volatility in U.S. stocks during the period. Slowing growth in China, the world’s second-largest economy, weighed heavily on many U.S. firms doing business in emerging markets and on global equities in general. Falling prices for oil and other commodities, driven by both increased supply and weakening global demand, were a boon to consumers, but negatively impacted the stock prices of many energy firms.

Ongoing uncertainty about when the U.S. Federal Reserve (the Fed) would raise interest rates also contributed to market volatility during the period. The Fed finally announced a modest rate hike in December 2015. In addition, a strengthening U.S. dollar during the period posed another headwind for U.S. companies competing in global markets, making their exports more expensive and decreasing the dollar value of their overseas revenues.

In the final months of the 12-month period, growing concerns about elevated stock valuations and slowing economic growth put further downward pressure on U.S. equities. On the positive side, however, the U.S. unemployment rate fell below 5.0% for the first time since 2008, while consumer spending remained strong.

For the 12-month period as a whole, the S&P 500 Index returned –6.19%, while the blue chip Dow Jones Industrial Average and the technology-laden NASDAQ Composite Index lost 6.55% and 7.07%, respectively. Large-cap U.S. stocks (as measured by the Russell 1000® Index) outperformed their small-cap counterparts (as measured by the Russell 2000® Index) for the period. Growth stocks as a group outperformed value stocks in the large-cap category, but underperformed in the small-cap category.

Fund Performance

For the 12-month period ended February 29, 2016, Eaton Vance Focused Value Opportunities Fund (the Fund) had a total return of –8.89% for Class A shares at net asset value (NAV), outperforming the Fund’s benchmark, the Russell 1000® Value Index (the Index), which returned –9.41% for the same period.

Both stock selection and an overweight position in the consumer staples sector contributed to relative Fund performance versus the Index. Within the sector, the Fund’s overweight versus the Index in tobacco company Reynolds American, Inc. aided relative Fund performance versus the Index. The stock rose when Reynolds’ profits were boosted by better-than-expected pricing and volume trends, due in part to its acquisition of competitor Lorillard, Inc. during the period. Elsewhere in consumer staples, the Fund’s out-of-Index holding in grocery chain Kroger Co. helped relative Fund performance versus the Index. The stock performed strongly during the period, as Kroger took market share from competitors and delivered strong year-over-year sales growth and expanding profit margins.

Stock selection in the energy, information technology and health care sectors also contributed to relative Fund performance. In the energy sector, relative Fund performance benefited from the Fund’s lack of exposure to pipeline company Kinder Morgan, Inc. and oil and gas producer ConocoPhillips, as well as from the Fund’s underweight versus the Index in integrated oil and gas producer Chevron Corp. All three Index holdings lost value amid falling oil and gas prices during the period. In the information technology sector, the Fund’s overweight versus the Index in software giant Microsoft Corp. lifted relative Fund performance, as the market reacted favorably to Microsoft’s cost cutting and a restructuring of its product portfolio undertaken by the new CEO.

In contrast, stock selection in the financials and utilities sectors detracted from relative Fund performance versus the Index, as did stock selection and an underweight versus the Index in the industrials sector. Within financials, the Fund’s out-of-Index holding in Swiss bank Credit Suisse Group AG negatively impacted relative Fund performance, as the stock declined sharply amid a lack of near-term results from the bank’s restructuring strategy. The bank’s exposure to poor-performing emerging-market and energy industry debt also weighed on its stock price during the period. In addition, the Fund’s overweight versus the Index in investment management firm Invesco, Ltd. hurt relative Fund performance versus the Index. The stock declined during the period, as Invesco’s asset management earnings were hurt by weak equity market performance across the globe. Also in financials, the Fund’s out-of-Index holding in British multinational life insurer Prudential PLC hampered relative Fund performance versus the Index. The stock lost value during the period amid concerns about the firm’s Asian exposure, new U.S. regulations affecting its American subsidiary (Jackson National Life Insurance Co.) and a possible UK exit from the eurozone. By period-end, Credit Suisse Group and Prudential PLC had been sold out of the Fund.

In the industrials sector, the Fund’s overweight versus the Index in United Technologies Corp. detracted from relative Fund performance. The stock was hurt during the period by sluggish demand for United Technologies’ aerospace products and a global slowdown in new commercial construction, particularly in emerging markets. This decreased demand for the company’s elevators, escalators, and heating and air conditioning equipment.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Performance2,3

Portfolio Managers John D. Crowley and Edward J. Perkin, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	–8.89%	—	8.14%
Class A with 5.75% Maximum Sales Charge	—	—	–14.12	—	6.86
Class C at NAV	03/07/2011	03/07/2011	–9.49	—	7.34
Class C with 1% Maximum Sales Charge	—	—	–10.37	—	7.34
Class I at NAV	03/07/2011	03/07/2011	–8.60	—	8.42
Russell 1000® Value Index	—	—	–9.41%	8.80%	9.13%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.44%	2.17%	1.16%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$14,236	N.A.
Class I	$250,000	03/07/2011	$374,069	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Reynolds American, Inc.	4.9%

Johnson & Johnson	4.7

Wells Fargo & Co.	4.4

General Electric Co.	4.1

NextEra Energy, Inc.	4.1

Home Depot, Inc. (The)	4.1

JPMorgan Chase & Co.	3.9

Microsoft Corp.	3.7

Chevron Corp.	3.7

Oracle Corp.	3.7

Total	41.3%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization- weighted index of all domestic and international securities listed on NASDAQ. Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/16. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period* (9/1/15 – 2/29/16)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$972.10	$5.15	**	1.05%
Class C	$1,000.00	$969.30	$8.81	**	1.80%
Class I	$1,000.00	$974.10	$3.93	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.27	**	1.05%
Class C	$1,000.00	$1,015.90	$9.02	**	1.80%
Class I	$1,000.00	$1,020.90	$4.02	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2015.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Portfolio of Investments

Common Stocks — 99.0%

Security	Shares	Value

Aerospace & Defense — 2.2%
United Technologies Corp.	14,011	$1,353,743

		$1,353,743

Air Freight & Logistics — 3.1%
C.H. Robinson Worldwide, Inc.	27,482	$1,919,068

		$1,919,068

Banks — 10.7%
JPMorgan Chase & Co.	42,364	$2,385,093
U.S. Bancorp	39,140	1,507,673
Wells Fargo & Co.	57,502	2,697,994

		$6,590,760

Capital Markets — 5.7%
Charles Schwab Corp. (The)	75,120	$1,881,756
Invesco, Ltd.	62,368	1,667,720

		$3,549,476

Chemicals — 2.5%
PPG Industries, Inc.	15,723	$1,517,741

		$1,517,741

Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	43,820	$2,222,989

		$2,222,989

Electric Utilities — 4.1%
NextEra Energy, Inc.	22,582	$2,547,701

		$2,547,701

Energy Equipment & Services — 2.3%
Schlumberger, Ltd.	20,256	$1,452,760

		$1,452,760

Food & Staples Retailing — 2.9%
Kroger Co. (The)	44,760	$1,786,372

		$1,786,372

Food Products — 3.2%
General Mills, Inc.	33,585	$1,976,477

		$1,976,477

Security	Shares	Value

Health Care Equipment & Supplies — 2.9%
Medtronic PLC	22,933	$1,774,785

		$1,774,785

Health Care Providers & Services — 1.7%
McKesson Corp.	6,713	$1,044,677

		$1,044,677

Industrial Conglomerates — 4.1%
General Electric Co.	88,034	$2,565,311

		$2,565,311

Insurance — 6.0%
American Financial Group, Inc.	26,703	$1,791,237
Chubb, Ltd.	16,578	1,915,256

		$3,706,493

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	12,414	$1,603,765

		$1,603,765

Multi-Utilities — 3.5%
Sempra Energy	22,260	$2,148,313

		$2,148,313

Oil, Gas & Consumable Fuels — 9.7%
California Resources Corp.	2,400	$1,349
Chevron Corp.	27,586	2,301,776
Exxon Mobil Corp.	8,146	652,902
Occidental Petroleum Corp.	25,534	1,757,250
Royal Dutch Shell PLC, Class B ADR	27,665	1,264,567

		$5,977,844

Pharmaceuticals — 8.2%
Eli Lilly & Co.	13,553	$975,816
Johnson & Johnson	27,363	2,878,861
Teva Pharmaceutical Industries, Ltd. ADR	21,997	1,223,033

		$5,077,710

Real Estate Investment Trusts (REITs) — 3.6%
Equity Residential	29,746	$2,215,779

		$2,215,779

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Portfolio of Investments — continued

Security	Shares	Value

Software — 7.4%
Microsoft Corp.	45,965	$2,338,699
Oracle Corp.	61,634	2,266,899

		$4,605,598

Specialty Retail — 4.1%
Home Depot, Inc. (The)	20,398	$2,531,800

		$2,531,800

Tobacco — 4.9%
Reynolds American, Inc.	60,156	$3,033,667

		$3,033,667

Total Common Stocks (identified cost $60,026,923)		$61,202,829

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(1)	$491	$490,969

Total Short-Term Investments (identified cost $490,969)		$490,969

Total Investments — 99.8% (identified cost $60,517,892)		$61,693,798

Other Assets, Less Liabilities — 0.2%		$96,721

Net Assets — 100.0%		$61,790,519

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016.

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Statement of Assets and Liabilities

Assets	February 29, 2016
Unaffiliated investments, at value (identified cost, $60,026,923)	$61,202,829
Affiliated investment, at value (identified cost, $490,969)	490,969
Dividends receivable	231,574
Interest receivable from affiliated investment	91
Receivable for Fund shares sold	34,492
Tax reclaims receivable	10,505
Receivable from affiliate	9,702
Total assets	$61,980,162

Liabilities
Payable for Fund shares redeemed	$104,248
Payable to affiliates:
Investment adviser and administration fee	38,059
Distribution and service fees	1,430
Accrued expenses	45,906
Total liabilities	$189,643
Net Assets	$61,790,519

Sources of Net Assets
Paid-in capital	$64,720,559
Accumulated net realized loss	(4,152,320)
Accumulated undistributed net investment income	47,065
Net unrealized appreciation	1,175,215
Total	$61,790,519

Class A Shares
Net Assets	$4,476,601
Shares Outstanding	353,213
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.67
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.44

Class C Shares
Net Assets	$646,228
Shares Outstanding	51,468
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.56

Class I Shares
Net Assets	$56,667,690
Shares Outstanding	4,463,188
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Statement of Operations

Investment Income	Year Ended February 29, 2016
Dividends (net of foreign taxes, $9,279)	$1,473,568
Interest allocated from affiliated investment	2,544
Expenses allocated from affiliated investment	(144)
Total investment income	$1,475,968

Expenses
Investment adviser and administration fee	$424,627
Distribution and service fees
Class A	8,562
Class C	6,184
Trustees’ fees and expenses	3,599
Custodian fee	36,418
Transfer and dividend disbursing agent fees	9,757
Legal and accounting services	40,662
Printing and postage	10,997
Registration fees	52,835
Miscellaneous	15,261
Total expenses	$608,902
Deduct —
Allocation of expenses to affiliate	$140,785
Total expense reductions	$140,785

Net expenses	$468,117

Net investment income	$1,007,851

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,600,098	)(1)
Foreign currency transactions	(10,795)
Net realized loss	$(3,610,893)
Change in unrealized appreciation (depreciation) —
Investments	$(2,304,460)
Foreign currency	8,078
Net change in unrealized appreciation (depreciation)	$(2,296,382)

Net realized and unrealized loss	$(5,907,275)

Net decrease in net assets from operations	$(4,899,424)

(1)	Includes $490,765 of net realized gains from redemptions in-kind.

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended February 29, 2016		Year Ended February 28, 2015
From operations —
Net investment income	$1,007,851		$408,890
Net realized gain (loss) from investment and foreign currency transactions	(3,610,893	)(1)	3,961,975
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,296,382)		(877,817)
Net increase (decrease) in net assets from operations	$(4,899,424)		$3,493,048
Distributions to shareholders —
From net investment income
Class A	$(63,865)		$(6,637)
Class C	(3,445)		(850)
Class I	(790,398)		(303,267)
From net realized gain
Class A	(59,014)		(86,173)
Class C	(13,245)		(25,227)
Class I	(1,266,273)		(2,513,792)
Total distributions to shareholders	$(2,196,240)		$(2,935,946)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,368,603		$797,700
Class C	881,105		235,317
Class I	27,274,241		32,006,410
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	122,879		92,810
Class C	16,635		26,059
Class I	178,630		225,201
Cost of shares redeemed
Class A	(2,252,856)		(1,115,395)
Class C	(676,521)		(107,248)
Class I	(13,787,105)		(2,912,233)
Net increase in net assets from Fund share transactions	$17,125,611		$29,248,621

Net increase in net assets	$10,029,947		$29,805,723

Net Assets
At beginning of year	$51,760,572		$21,954,849
At end of year	$61,790,519		$51,760,572

Accumulated undistributed net investment income included in net assets
At end of year	$47,065		$76,770

(1)	Includes $490,765 of net realized gains from redemptions in-kind.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Financial Highlights

	Class A
	Year Ended February 29, 2016	Year Ended February 28,			Period Ended February 29, 2012(1)
		2015	2014	2013
Net asset value — Beginning of period	$14.450	$13.820	$11.210	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.209	$0.149	$0.114	$0.126	$0.071
Net realized and unrealized gain (loss)	(1.446)	1.407	2.849	1.285	(0.031)

Total income (loss) from operations	$(1.237)	$1.556	$2.963	$1.411	$0.040

Less Distributions
From net investment income	$(0.187)	$(0.068)	$(0.083)	$(0.141)	$(0.100)
From net realized gain	(0.356)	(0.858)	(0.270)	—	—

Total distributions	$(0.543)	$(0.926)	$(0.353)	$(0.141)	$(0.100)

Net asset value — End of period	$12.670	$14.450	$13.820	$11.210	$9.940

Total Return(3)	(8.89)%	11.53%	26.59%	14.29%	0.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,477	$1,711	$1,827	$1,310	$687
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.05%	1.13%	1.25%	1.25%	1.25	%(6)
Net investment income	1.54%	1.04%	0.89%	1.21%	0.76	%(6)
Portfolio Turnover	90%	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the year ended February 29, 2016, years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Financial Highlights — continued

	Class C
	Year Ended February 29, 2016	Year Ended February 28,			Period Ended February 29, 2012(1)
		2015	2014	2013
Net asset value — Beginning of period	$14.310	$13.720	$11.190	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.097	$0.044	$0.025	$0.053	$0.024
Net realized and unrealized gain (loss)	(1.414)	1.403	2.813	1.284	(0.058)

Total income (loss) from operations	$(1.317)	$1.447	$2.838	$1.337	$(0.034)

Less Distributions
From net investment income	$(0.085)	$(0.029)	$(0.038)	$(0.087)	$(0.026)
From net realized gain	(0.348)	(0.828)	(0.270)	—	—

Total distributions	$(0.433)	$(0.857)	$(0.308)	$(0.087)	$(0.026)

Net asset value — End of period	$12.560	$14.310	$13.720	$11.190	$9.940

Total Return(3)	(9.49)%	10.78%	25.49%	13.50%	(0.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$646	$539	$372	$36	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.80%	1.86%	2.00%	2.00%	2.00	%(6)
Net investment income	0.73%	0.31%	0.19%	0.51%	0.26	%(6)
Portfolio Turnover	90%	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the year ended February 29, 2016, years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Financial Highlights — continued

	Class I
	Year Ended February 29, 2016	Year Ended February 28,			Period Ended February 29, 2012(1)
		2015	2014	2013
Net asset value — Beginning of period	$14.460	$13.830	$11.220	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.247	$0.194	$0.149	$0.150	$0.119
Net realized and unrealized gain (loss)	(1.443)	1.406	2.844	1.294	(0.066)

Total income (loss) from operations	$(1.196)	$1.600	$2.993	$1.444	$0.053

Less Distributions
From net investment income	$(0.208)	$(0.112)	$(0.113)	$(0.164)	$(0.113)
From net realized gain	(0.356)	(0.858)	(0.270)	—	—

Total distributions	$(0.564)	$(0.970)	$(0.383)	$(0.164)	$(0.113)

Net asset value — End of period	$12.700	$14.460	$13.830	$11.220	$9.940

Total Return(3)	(8.60)%	11.86%	26.85%	14.63%	0.64	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,668	$49,511	$19,756	$12,980	$25,822
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.80%	0.85%	1.00%	1.00%	1.00	%(6)
Net investment income	1.81%	1.35%	1.17%	1.45%	1.28	%(6)
Portfolio Turnover	90%	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.25%, 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the year ended February 29, 2016, years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 29, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 29, 2016 and February 28, 2015 was as follows:

	Year Ended February 29, 2016	Year Ended February 28, 2015

Distributions declared from:
Ordinary income	$1,437,898	$954,374
Long-term capital gains	$758,342	$1,981,572

During the year ended February 29, 2016, accumulated net realized loss was increased by $473,076, accumulated undistributed net investment income was decreased by $179,848 and paid-in capital was increased by $652,924 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), distributions from real estate investment trusts, investments in partnerships, dividend redesignations and redemptions in-kind. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Notes to Financial Statements — continued

As of February 29, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$47,065
Deferred capital losses	$(3,682,850)
Net unrealized appreciation	$705,745

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

At February 29, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $3,682,850 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 29, 2016, $3,682,850 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,987,362

Gross unrealized appreciation	$2,914,884
Gross unrealized depreciation	(2,208,448)

Net unrealized appreciation	$706,436

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 29, 2016, the investment adviser and administration fee amounted to $424,627 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2016. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $140,785 of the Fund’s operating expenses for the year ended February 29, 2016.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 29, 2016, EVM earned $757 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,251 as its portion of the sales charge on sales of Class A shares for the year ended February 29, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 29, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 29, 2016 amounted to $8,562 for Class A shares.

17

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 29, 2016, the Fund paid or accrued to EVD $4,638 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 29, 2016 amounted to $1,546 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 29, 2016, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $69,037,111 and $50,777,274, respectively, for the year ended February 29, 2016. Included in sales is $3,438,283 representing the value of securities delivered in payment of redemptions in-kind.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended February 29, 2016	Year Ended February 28, 2015

Sales	397,953	56,440
Issued to shareholders electing to receive payments of distributions in Fund shares	8,893	6,630
Redemptions	(172,035)	(76,904)

Net increase (decrease)	234,811	(13,834)

Class C	Year Ended February 29, 2016	Year Ended February 28, 2015

Sales	66,310	16,286
Issued to shareholders electing to receive payments of distributions in Fund shares	1,193	1,876
Redemptions	(53,703)	(7,584)

Net increase	13,800	10,578

Class I	Year Ended February 29, 2016	Year Ended February 28, 2015

Sales	2,035,944	2,183,172
Issued to shareholders electing to receive payments of distributions in Fund shares	12,788	16,111
Redemptions	(1,010,307)	(202,840)

Net increase	1,038,425	1,996,443

18

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Notes to Financial Statements — continued

At February 29, 2016, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 78.6% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 29, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$61,202,829	*	$—	$—	$61,202,829
Short-Term Investments	—		490,969	—	490,969

Total Investments	$61,202,829		$490,969	$—	$61,693,798

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 29, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Value Opportunities Fund as of February 29, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 19, 2016

20

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended February 29, 2016, the Fund designates approximately $1,334,406, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2016 ordinary income dividends, 68.11% qualifies for the corporate dividends received deduction.

21

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds
(2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

22

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Vice-Chairperson of the Board and Trustee	2016 (Vice-Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and
Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly,
Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks)
(2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairperson of the Board and Trustee	2007 (Chairperson) and 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research
(1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

23

Eaton Vance

Focused Value Opportunities Fund

February 29, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305    2.29.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 16 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal year ended February 28, 2015 and February 29, 2016 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/28/15	2/29/16
Audit Fees	$19,230	$27,330
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,120	$9,136
All Other Fees(3)	$0	$0

Total	$30,350	$36,466

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/28/15	2/29/16
Audit Fees	$19,230	$27,330
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,120	$9,136
All Other Fees(3)	$0	$0

Total	$30,350	$36,466

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28/29, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/14	8/31/14	9/30/14	2/28/15	7/31/15	8/31/15	9/30/15	2/29/16
Audit Fees	$111,100	$273,050	$75,180	$57,810	$110,150	$202,140	$88,680	$54,660
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$500	$0
Tax Fees(2)	$45,535	$105,240	$34,090	$31,200	$42,215	$65,130	$35,925	$18,272
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$156,635	$378,290	$109,270	$89,010	$152,365	$267,270	$125,105	$72,932

*	Information is not presented for fiscal years ended 11/30/14 and 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/14	8/31/14	9/30/14	2/28/15	7/31/15	8/31/15	9/30/15	2/29/16
Registrant(1)	$45,535	$105,240	$34,090	$31,200	$42,215	$65,130	$36,425	$18,272
Eaton Vance(2)	$397,473	$256,315	$256,315	$99,750	$46,000	$46,000	$46,000	$56,434

*	Information is not presented for fiscal years ended 11/30/14 and 11/30/15, as no Series in the Trust with such fiscal year end was in operation during such period.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 14, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 14, 2016